pl

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.3%
	AEROSPACE & DEFENSE - 35.3%
250,425	BAE Systems plc	$ 3,600,835
3,000	Boeing Company (The)(a)	531,000
7,000	Howmet Aerospace, Inc.	765,590
1,000	Lockheed Martin Corporation, B	485,940
12,700	Northrop Grumman Corporation	5,959,983
57,958	RTX Corporation	6,706,899
		18,050,247
	BEVERAGES - 24.6%
35,000	Anheuser-Busch InBev S.A. - ADR	1,752,450
15,000	Carlsberg A/S - Series B	1,437,666
6,500	Constellation Brands, Inc., Class A	1,436,500
24,500	Diageo plc - ADR	3,114,685
30,000	Heineken N.V.	2,135,088
15,000	Molson Coors Beverage Company, Class B	859,800
16,500	Pernod Ricard S.A.	1,863,151
		12,599,340
	COMMERCIAL SUPPORT SERVICES - 2.7%
50,000	GEO Group, Inc. (The)(a)	1,399,000

	GAMING REITS - 2.7%
28,322	Gaming and Leisure Properties, Inc.	1,363,988

	LEISURE FACILITIES & SERVICES - 15.2%
30,000	DraftKings, Inc., Class A(a)	1,116,000
22,500	Evolution A.B.	1,734,282
5,000	Flutter Entertainment plc(a)	1,292,250
305,000	Galaxy Entertainment Group Ltd.	1,295,926
50,000	Penn Entertainment, Inc.(a)	991,000
3,800	RCI Hospitality Holdings, Inc.	218,386
300,000	Sands China Ltd.(a)	807,298
474,600	Wynn Macau Ltd.	329,369
		7,784,511
	TOBACCO & CANNABIS - 13.8%
25,000	Altria Group, Inc.	1,307,250

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	TOBACCO & CANNABIS - 13.8% (Continued)
53,000	British American Tobacco plc - ADR	$ 1,924,960
480,000	Cronos Group, Inc.(a)	969,600
23,500	Philip Morris International, Inc.	2,828,225
		7,030,035

	TOTAL COMMON STOCKS (Cost $35,445,950)	48,227,121

	TOTAL INVESTMENTS – 94.3% (Cost $35,445,950)	$ 48,227,121
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.7%	2,896,612
	NET ASSETS - 100.0%	$ 51,123,733

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.